Segment Information - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) Segments	Dec. 31, 2022 USD ($) Segments	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of operating segments [line items]
Number of reportable segments	2	2
Revenue	¥ 16,030,636	$ 2,305,936	¥ 21,265,930	¥ 20,581,170
Top 5 customers [member]
Disclosure of operating segments [line items]
Revenue	¥ 5,916,900	$ 851,100	¥ 10,442,300	¥ 11,896,400